Note 4 - Securities Available for Sale (Details) - Securities in a Continuous Unrealized Loss Position $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Other marketable securities:
Number of investments, less than twelve months	25	22
Fair value, less than twelve months	$ 47,602	$ 104,453
Unrealized losses, less than twelve months	$ (151)	$ (551)
Number of investments, twelve months or more	1	2
Fair value, twelve months or more	$ 350	$ 5,390
Unrealized losses, twelve months or more	(350)	(330)
Fair value	47,952	109,843
Unrealized losses	$ (501)	$ (881)
Federal National Mortgage Association Certificates and Obligations (FNMA) [Member] | Collateralized Mortgage Backed Securities [Member]
Other marketable securities:
Number of investments, less than twelve months	1
Fair value, less than twelve months	$ 346
Unrealized losses, less than twelve months	$ (1)
Number of investments, twelve months or more	0
Fair value, twelve months or more	$ 0
Unrealized losses, twelve months or more	0
Fair value	346
Unrealized losses	$ (1)
Other Long-term Investments [Member] | Collateralized Mortgage Backed Securities [Member]
Other marketable securities:
Number of investments, less than twelve months	2
Fair value, less than twelve months	$ 34
Unrealized losses, less than twelve months	$ (8)
Number of investments, twelve months or more	0
Fair value, twelve months or more	$ 0
Unrealized losses, twelve months or more	0
Fair value	34
Unrealized losses	$ (8)
US Government Agencies Debt Securities [Member] | Other Marketable Securities [Member]
Other marketable securities:
Number of investments, less than twelve months	9	22
Fair value, less than twelve months	$ 44,878	$ 104,453
Unrealized losses, less than twelve months	$ (129)	$ (551)
Number of investments, twelve months or more	0	1
Fair value, twelve months or more	$ 0	$ 4,970
Unrealized losses, twelve months or more	0	(50)
Fair value	44,878	109,423
Unrealized losses	$ (129)	$ (601)
US States and Political Subdivisions Debt Securities [Member] | Other Marketable Securities [Member]
Other marketable securities:
Number of investments, less than twelve months	12
Fair value, less than twelve months	$ 2,010
Unrealized losses, less than twelve months	$ (7)
Number of investments, twelve months or more	0
Fair value, twelve months or more	$ 0
Unrealized losses, twelve months or more	0
Fair value	2,010
Unrealized losses	$ (7)
Equity Securities [Member] | Other Marketable Securities [Member]
Other marketable securities:
Number of investments, less than twelve months	1
Fair value, less than twelve months	$ 334
Unrealized losses, less than twelve months	$ (6)
Number of investments, twelve months or more	0
Fair value, twelve months or more	$ 0
Unrealized losses, twelve months or more	0
Fair value	334
Unrealized losses	$ (6)
Preferred Stock [Member] | Other Marketable Securities [Member]
Other marketable securities:
Number of investments, less than twelve months	0	0
Fair value, less than twelve months	$ 0	$ 0
Unrealized losses, less than twelve months	$ 0	$ 0
Number of investments, twelve months or more	1	1
Fair value, twelve months or more	$ 350	$ 420
Unrealized losses, twelve months or more	(350)	(280)
Fair value	350	420
Unrealized losses	$ (350)	$ (280)